UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23903

Voya Enhanced Securitized Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2025 to August 31, 2025

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2025

Classes A, C, and I

Voya Enhanced Securitized Income Fund

This report is intended for existing current holders. It is not a prospectus. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2025 (unaudited)

ASSETS:
Investments in securities at fair value*	$21,518,136
Short-term investments at fair value†	3,785,162
Cash collateral for futures contracts	106,982
Receivables:
Fund shares sold	42
Dividends	2,463
Interest	82,930
Prepaid expenses	19,899
Other assets	84
Total assets	25,515,698

LIABILITIES:
Income distribution payable	290,093
Variation margin payable on futures contracts	10,774
Payable for investment management fees	36,903
Payable for distribution and shareholder service fees	2,562
Payable to custodian due to bank overdraft	9,768
Payable to trustees under the deferred compensation plan (Note 6)	84
Payable for trustee fees	65
Other accrued expenses and liabilities	65,079
Total liabilities	415,328
NET ASSETS	$25,100,370

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$25,861,843
Total distributable loss	(761,473)
NET ASSETS	$25,100,370

* Cost of investments in securities	$21,723,391
† Cost of short-term investments	$3,786,507

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2025 (unaudited)(continued)

Class A
Net assets	$11,866,295
Shares authorized	unlimited
Par value	n/a
Shares outstanding	1,220,621
Net asset value and redemption price per share†	$9.72
Maximum offering price per share (2.50%)(1)	$9.97

Class C
Net assets	$52,411
Shares authorized	unlimited
Par value	n/a
Shares outstanding	5,390
Net asset value and redemption price per share†	$9.72

Class I
Net assets	$13,181,664
Shares authorized	unlimited
Par value	n/a
Shares outstanding	1,355,878
Net asset value and redemption price per share	$9.72

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the Six Months ended August 31, 2025 (unaudited)

INVESTMENT INCOME:
Dividends	$9,854
Interest	1,279,439
Total investment income	1,289,293

EXPENSES:
Investment management fees	150,975
Distribution and shareholder service fees:
Class A	16,017
Class C	200
Transfer agent fees:
Class A	33
Class I	19
Shareholder reporting expense	9,323
Registration fees	14,831
Professional fees	52,173
Custody and accounting expense	5,591
Trustee fees	326
Offering expense	69,188
Miscellaneous expense	24,189
Total expenses	342,865
Waived and reimbursed fees	(48,372)
Net expenses	294,493
Net investment income	994,800

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(25,130)
Futures	6,942
Net realized loss	(18,188)
Net change in unrealized appreciation (depreciation) on:
Investments	(508,451)
Futures	(41,495)
Net change in unrealized appreciation (depreciation)	(549,946)
Net realized and unrealized loss	(568,134)
Increase in net assets resulting from operations	$426,666

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2025	May 1, 2024(1) to
	(Unaudited)	February 28, 2025
FROM OPERATIONS:
Net investment income	$994,800	$1,336,257
Net realized gain (loss)	(18,188)	155,069
Net change in unrealized appreciation (depreciation)	(549,946)	347,486
Increase in net assets resulting from operations	426,666	1,838,812

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(768,816)	(700,383)
Class C	(3,074)	(2,580)
Class I	(824,015)	(728,083)
Total distributions	(1,595,905)	(1,431,046)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	24,803,559
Reinvestment of distributions	727,238	1,431,046
	727,238	26,234,605
Cost of shares redeemed	(1,300,000)	—
Net increase (decrease) in net assets resulting from capital share transactions	(572,762)	26,234,605
Net increase (decrease) in net assets	(1,742,001)	26,642,371

NET ASSETS:
Beginning of year or period	26,842,371	200,000 (2)
End of year or period	$25,100,370	$26,842,371

(1)	Commencement of operations.
(2)	The Fund was launched with $200,000 of seed capital from Voya Investments, LLC.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
08-31-25+	10.16	0.38	•	(0.22)	0.16	0.60	—	—	0.60	—	9.72	1.64	2.74	2.37	2.37	7.53	11,866	—
05-01-24(4)-02-28-25	10.00	0.51	•	0.20	0.71	0.55	—	—	0.55	—	10.16	7.19	3.77	2.20	2.20	6.06	13,382	11
Class C
08-31-25+	10.17	0.34	•	(0.22)	0.12	0.57	—	—	0.57	—	9.72	1.28	3.24	2.87	2.87	6.87	52	—
05-01-24(4)-02-28-25	10.00	0.43	•	0.24	0.67	0.50	—	—	0.50	—	10.17	6.85	4.27	2.70	2.70	5.02	53	11
Class I
08-31-25+	10.16	0.38	•	(0.21)	0.17	0.61	—	—	0.61	—	9.72	1.77	2.49	2.12	2.12	7.62	13,182	—
05-01-24(4)-02-28-25	10.00	0.54	•	0.19	0.73	0.57	—	—	0.57	—	10.16	7.41	3.52	1.95	1.95	6.31	13,407	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited)

NOTE 1 — ORGANIZATION

Voya Enhanced Securitized Income Fund (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, diversified, closed-end management investment company. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized credit instruments. Effective November 27, 2024, the Fund is no longer open to new investors.

The Fund currently has three classes of shares: A, C, and I. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge (“EWC”) of 1.00% if repurchased by the Fund within one year of purchase. Class C shares are subject to a EWC of 1.00% if repurchased by the Fund within one year of purchase.

Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.

To maintain a measure of liquidity, effective September 2024, the Fund will offer to repurchase not less than 5% and not more than 25% of its outstanding Common Shares on a quarterly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these quarterly repurchases, no market for the Fund’s Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

CLO equity investments and ABS residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended August 31, 2025, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended August 31, 2025, the Fund had an average notional value of $5,055,734 and $2,159,852 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at August 31, 2025.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Organization and Offering Costs. Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed as incurred by the Fund and reimbursed by the Investment Adviser. Costs incurred with the offering are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended August 31, 2025, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, totaled $- and $3,382,079, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.15% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the total assets of the Fund (including assets attributable to any reverse repurchase agreements and borrowings) minus the Fund's accrued liabilities (other than liabilities for reverse repurchase agreements and the principal amount of any borrowings incurred) (“Managed Assets”). This definition includes assets acquired through the Fund's use of leverage.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2025, the Distributor did not retain any amounts.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses, to the following:

Class A — 1.15% of Managed Assets plus 1.05% of average daily net assets

Class C — 1.15% of Managed Assets plus 1.55% of average daily net assets

Class I — 1.15% of Managed Assets plus 0.80% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2025, the amount of waived and/or reimbursed fees that are subject to recoupment by the

Investment Adviser and the related expiration dates are as follows:

August 31,
2026	2027	2028	Total
$—	$114,997	$271,502	$386,499

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2025, are as follows:

	August 31,
	2026	2027	2028	Total
Class A	$—	$43	$79	$122
Class C	—	1	—	1
Class I	—	43	82	125

The expense limitation agreement is contractual through July 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2025, the following direct or indirect, wholly owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investments, LLC	99.99%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
8/31/2025	—	—	36,059	(131,980)	—	(95,921)	—	—	358,411	(1,300,000)	—	(941,589)
5/01/2024(1)-2/28/2025	1,242,848	—	68,694	—	—	1,311,542	12,428,559	—	700,383	—	—	13,128,942
Class C
8/31/2025	—	—	137	—	—	137	—	—	1,361	—	—	1,361
5/01/2024(1)-2/28/2025	—	—	253	—	—	253	—	—	2,580	—	—	2,580
Class I
8/31/2025	—	—	36,969	—	—	36,969	—	—	367,466	—	—	367,466
5/01/2024(1)-2/28/2025	1,237,500	—	71,408	—	—	1,308,908	12,375,000	—	728,083	—	—	13,103,083

(1)	Commencement of operations.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of ABS Residual securities and futures contracts.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Period Ended
February 28,
2025
Ordinary
Income
$1,431,046

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of February 28, 2025, were:

Undistributed	Unrealized	Short-term	Total
Ordinary	Appreciation/	Capital Loss	Distributable
Income	(Depreciation)	Carryforward	Earnings/(Loss)
$831,736	$228,064	$(652,034)	$407,766

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2025, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2025, the Fund declared the following dividends from net investment income:

NOTES TO FINANCIAL STATEMENTS as of August 31, 2025 (unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.10636	Daily	Daily	October 1, 2025
C	$0.10228	Daily	Daily	October 1, 2025
I	$0.10836	Daily	Daily	October 1, 2025

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Enhanced Securitized Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: 30.5%
	Automobile Asset-Backed Securities: 15.9%
8,000 (1)(2)	Carvana Auto Receivables Trust 2023-P1 R, 03/11/2030	$551,850	2.2
5,000 (1)(2)	Chase Auto Owner Trust 2024-1A R1, 06/25/2031	924,703	3.7
1,666 (1)(2)	Chase Auto Owner Trust 2024-3A R1, 09/25/2031	475,327	1.9
3,000 (1)(2)	Chase Auto Owner Trust 2024-4A R1, 11/25/2031	886,099	3.5
9,840 (1)(2)	PenFed Auto Receivables Owner Trust 2024-A R1, 09/15/2032	1,153,463	4.6
		3,991,442	15.9
	Other Asset-Backed Securities: 11.8%
700,000 (1)(3)	Apidos CLO XXXII 2019-32A ER, 9.825%, (TSFR3M + 5.500%), 01/20/2033	702,055	2.8
1,000,000 (1)(3)	Birch Grove Clo 11 Ltd. 2024-11A E, 10.132%, (TSFR3M + 5.800%), 01/22/2038	1,012,340	4.0
1,000,000 (1)(3)	Empower CLO Ltd. 2024-2A E, 10.368%, (TSFR3M + 6.050%), 07/15/2037	1,007,391	4.0
250,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A D, 8.311%, (TSFR3M + 4.100%), 02/15/2033	250,841	1.0
		2,972,627	11.8
	Student Loan Asset-Backed Securities: 2.8%
1,430 (1)(2)	Navient Private Education Refi Loan Trust 2021-DA R, 04/15/2060	704,584	2.8
	Total Asset-Backed Securities
	(Cost $8,386,990)	7,668,653	30.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 28.0%
1,000,000 (1)	ARZ Trust 2024-BILT G, 8.803%, 06/11/2029	1,027,566	4.1
1,000,000 (1)(3)	Citigroup Commercial Mortgage Trust 2016-C2 D, 3.250%, 08/10/2049	933,736	3.7
1,000,000 (1)	MCR Mortgage Trust 2024-TWA F, 10.382%, 06/12/2039	1,025,730	4.1
1,250,000 (1)(3)	SMRT 2022-MINI F, 7.714%, (TSFR1M + 3.350%), 01/15/2039	1,215,035	4.8

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA F, 8.602%, (TSFR1M + 4.239%), 02/15/2042	$999,513	4.0
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.310%, 12/15/2049	917,437	3.7
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.171%, 12/15/2059	913,945	3.6
	Total Commercial Mortgage-Backed Securities
	(Cost $6,754,895)	7,032,962	28.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.2%
500,000 (1)(3)	Bellemeade Re Ltd. 2024-1 M2, 8.948%, (SOFR30A + 4.600%), 08/25/2034	520,598	2.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B2, 8.348%, (SOFR30A + 4.000%), 01/25/2044	1,048,480	4.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R02 1B2, 8.048%, (SOFR30A + 3.700%), 02/25/2044	1,038,509	4.1
900,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA5 B2, 9.848%, (SOFR30A + 5.500%), 01/25/2034	1,075,983	4.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 B2, 12.848%, (SOFR30A + 8.500%), 02/25/2042	1,088,011	4.3
1,000,000 (1)(3)	Radnor Re Ltd. 2024-1 B1, 9.500%, (SOFR30A + 5.150%), 09/25/2034	1,044,941	4.2
1,084,118 (1)(3)	Sequoia Mortgage Trust 2024-6 B4, 6.571%, 07/27/2054	999,999	4.0
	Total Collateralized Mortgage Obligations
	(Cost $6,581,506)	6,816,521	27.2
	Total Long-Term Investments
	(Cost $21,723,391)	21,518,136	85.7

See Accompanying Notes to Financial Statements

Voya Enhanced Securitized Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 15.1%
	Commercial Paper: 13.9%
1,000,000	Concord Minute, 6.190%, 09/05/2025
	(Cost $999,513)	$999,152	4.0
1,000,000	Entergy Corp., 9.110%, 09/02/2025
	(Cost $999,876)	999,501	4.0
1,000,000	Parker-Hannifi, 4.870%, 10/01/2025
	(Cost $996,305)	995,884	3.9
500,000	Southern Power, 6.860%, 09/04/2025
	(Cost $499,813)	499,625	2.0
	Total Commercial Paper
	(Cost $3,495,507)	3,494,162	13.9

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.2%
291,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.190%
	(Cost $291,000)	$291,000	1.2
	Total Short-Term Investments
	(Cost $3,786,507)	3,785,162	15.1
	Total Investments in Securities
	(Cost $25,509,898)	$25,303,298	100.8
	Liabilities in Excess of Other Assets	(202,928)	(0.8)
	Net Assets	$25,100,370	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(3)	Variable rate security. Rate shown is the rate in effect as of August 31, 2025.
(4)	Rate shown is the 7-day yield as of August 31, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Enhanced Securitized Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2025
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$7,668,653	$—	$7,668,653
Collateralized Mortgage Obligations	—	6,816,521	—	6,816,521
Commercial Mortgage-Backed Securities	—	7,032,962	—	7,032,962
Short-Term Investments	291,000	3,494,162	—	3,785,162
Total Investments, at fair value	$291,000	$25,012,298	$—	$25,303,298
Other Financial Instruments+
Futures	10,892	—	—	10,892
Total Assets	$301,892	$25,012,298	$—	$25,314,190
Liabilities Table
Other Financial Instruments+
Futures	$(6,751)	$—	$—	$(6,751)
Total Liabilities	$(6,751)	$—	$—	$(6,751)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2025, the following futures contracts were outstanding for Voya Enhanced Securitized Income Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	17	12/19/25	$1,912,500	$5,430
U.S. Treasury Long Bond	9	12/19/25	1,028,250	(1,847)
U.S. Treasury Ultra 10-Year Note	19	12/19/25	2,173,719	5,462
U.S. Treasury Ultra Long Bond	1	12/19/25	116,562	(674)
			$5,231,031	$8,371
Short Contracts:
U.S. Treasury 2-Year Note	(3)	12/31/25	(625,617)	(334)
U.S. Treasury 5-Year Note	(15)	12/31/25	(1,642,031)	(3,896)
			$(2,267,648)	$(4,230)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$10,892
Total Asset Derivatives		$10,892

See Accompanying Notes to Financial Statements

Voya Enhanced Securitized Income Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2025 (unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$6,751
Total Liability Derivatives		$6,751

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$6,942
Total	$6,942

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(41,495)
Total	$(41,495)

At August 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $25,629,320.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$586,405
Gross Unrealized Depreciation	(908,286)
Net Unrealized Depreciation	$(321,881)

See Accompanying Notes to Financial Statements

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www. voyainvestments.com and on the SEC’s website at www. sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available on: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc.	Ropes & Gray LLP
480 Washington Boulevard	Prudential Tower
Jersey City, New Jersey 07310-1900	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163066 (0825)

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Enhanced Securitized Income Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 10, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 10, 2025